Schedule of loans and borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Convertible promissory notes (QIND), net of discount	€ 1,694	€ 1,760
Consolidation adjustment	(3)	(3)
Total loans and borrowings	€ 1,691	€ 1,757